Stock-based Compensation (Tables)	12 Months Ended
Jan. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of number and weighted average exercise prices of share options [Table Text Block]
	Number of Options	Weighted Average Exercise Price
Outstanding, January 31, 2021	9,095,000	$0.18
Granted	750,000	$0.32
Expired	(4,776,250)	$0.17
Exercised	(3,968,750)	$0.15
Outstanding, January 31, 2022	1,100,000	$0.42
Granted	10,000,000	$0.05
Expired	(70,000)	$0.54
Expired	(200,000)	$0.54
Expired	(250,000)	$0.36
Expired	(250,000)	$0.35
Outstanding January 31, 2023	10,330,000	$0.06

Disclosure of number and weighted average remaining contractual life of outstanding share options [Table Text Block]
Number of options Outstanding	Exercisable	Exercise Price	Remaining Life (Years)	Expiry Date
80,000	80,000	$1.02	2.46	July 17, 2025
250,000	250,000	$0.25	0.50	July 30, 2023
10,000,000	10,000,000	$0.05	3.95	January 13, 2027
10,330,000	10,330,000	$0.06	3.86

Stock Options Granted on January 13, 2023 [Member] | Directors, officers and consultants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of detailed information about options, valuation assumptions [Table Text Block]
Risk free rate	4.00%
Expected dividends	0%
Expected forfeiture rate	0%
Expected volatility	141%
Expected life	4 years
Unvested stock-based compensation expense as of January 31, 2023	$-

Stock Options Granted on March 23, 2021 [Member] | Consultant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of detailed information about options, valuation assumptions [Table Text Block]
Risk free rate	0.26%
Expected dividends	0%
Expected forfeiture rate	0%
Expected volatility	134.3%
Expected life	1 year
Unvested stock-based compensation expense as of January 31, 2022	$1,834

Stock Options Granted on June 9, 2021 [Member] | Consultant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of detailed information about options, valuation assumptions [Table Text Block]
Risk free rate	0.32%
Expected dividends	0%
Expected forfeiture rate	0%
Expected volatility	146.38%
Expected life	1.5 years
Unvested stock-based compensation expense as of January 31, 2022	$6,778

Stock Options Granted on July 30, 2021 [Member] | Consultant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of detailed information about options, valuation assumptions [Table Text Block]
Risk free rate	0.38%
Expected dividends	0%
Expected forfeiture rate	0%
Expected volatility	131.33%
Expected life	1.5 years
Unvested stock-based compensation expense as of January 31, 2022	$7,826